UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-5385

                           Scudder Value Series, Inc.
                           --------------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  11/30
                          -----

Date of reporting period:  2/28/05
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Large Cap Value Fund
Investment Portfolio as of February 28, 2005 (Unaudited)
----------------------------------------------------------------------------------------------------------------

                                                                                  Shares               Value ($)
                                                                           -------------------------------------
Common Stocks 97.7%
Consumer Discretionary 9.2%
Hotels Restaurants & Leisure 1.2%
McDonald's Corp.                                                                 759,000             25,107,720
                                                                                                    -----------
Multiline Retail 1.8%
Family Dollar Stores, Inc.                                                     1,218,900             40,126,188
                                                                                                    -----------
Specialty Retail 6.2%
Limited Brands, Inc.                                                           1,271,000             30,224,380
Lowe's Companies, Inc.                                                           813,000             47,788,140
RadioShack Corp.                                                                 827,900             24,472,724
Sherwin-Williams Co.                                                             713,200             31,594,760
                                                                                                    -----------
                                                                                                    134,080,004

Consumer Staples 4.7%
Food Products 3.0%
ConAgra Foods, Inc.                                                              590,200             16,124,264
General Mills, Inc.                                                              923,075             48,341,438
                                                                                                    -----------
                                                                                                     64,465,702

Household Products 1.7%
Kimberly-Clark Corp.                                                             556,800             36,737,664
                                                                                                    -----------
Energy 11.2%
Energy Equipment & Services 0.5%
Halliburton Co.                                                                  251,400             11,054,058
                                                                                                    -----------
Oil & Gas 10.7%
BP PLC (ADR)                                                                     609,814             39,589,125
ChevronTexaco Corp.                                                              975,400             60,552,832
ConocoPhillips                                                                   174,056             19,301,070
ExxonMobil Corp.                                                               1,210,730             76,651,316
Royal Dutch Petroleum Co. (NY Shares)                                            598,300             37,746,747
                                                                                                    -----------
                                                                                                    233,841,090

Financials 24.7%
Banks 12.0%
AmSouth Bancorp.                                                               1,267,000             31,649,660
Bank of America Corp.                                                            920,920             42,960,918
BB&T Corp.                                                                       518,800             20,311,020
National City Corp.                                                              518,900             18,561,053
PNC Financial Services Group                                                     809,800             42,627,872
SunTrust Banks, Inc.                                                             347,000             25,136,680
US Bancorp.                                                                    1,406,200             41,834,450
Wachovia Corp.                                                                   726,200             38,495,862
                                                                                                    -----------
                                                                                                    261,577,515

Capital Markets 3.4%
Bear Stearns Companies, Inc.                                                     372,400             37,053,800
Merrill Lynch & Co., Inc.                                                        630,800             36,952,264
                                                                                                    -----------
                                                                                                     74,006,064

Diversified Financial Services 7.2%
Citigroup, Inc.                                                                1,635,730             78,057,036
Freddie Mac                                                                      325,600             20,187,200
JPMorgan Chase & Co.                                                           1,584,060             57,897,393
                                                                                                    -----------
                                                                                                    156,141,629

Insurance 2.1%
Allstate Corp.                                                                   216,500             11,621,720
American International Group, Inc.                                               525,000             35,070,000
                                                                                                    -----------
                                                                                                     46,691,720

Health Care 11.8%
Health Care Equipment & Supplies 3.1%
Baxter International, Inc.                                                     1,556,400             55,501,224
Waters Corp.*                                                                    229,600             11,215,960
                                                                                                    -----------
                                                                                                     66,717,184

Pharmaceuticals 8.7%
Abbott Laboratories                                                              851,700             39,169,683
Bristol-Myers Squibb Co.                                                       2,108,500             52,775,755
Johnson & Johnson                                                                512,200             33,600,320
Pfizer, Inc.                                                                   1,136,114             29,868,437
Wyeth                                                                            860,900             35,141,938
                                                                                                    -----------
                                                                                                    190,556,133

Industrials 11.3%
Aerospace & Defense 2.6%
Honeywell International, Inc.                                                  1,502,500             57,049,925
                                                                                                    -----------
Commercial Services & Supplies 2.1%
Avery Dennison Corp.                                                             520,000             31,564,000
Pitney Bowes, Inc.                                                               292,500             13,414,050
                                                                                                    -----------
                                                                                                     44,978,050

Electrical Equipment 1.2%
Emerson Electric Co.                                                             388,800             25,785,216
                                                                                                    -----------
Industrial Conglomerates 5.4%
General Electric Co.                                                           2,066,100             72,726,720
Textron, Inc.                                                                    591,700             45,767,995
                                                                                                    -----------
                                                                                                    118,494,715

Information Technology 15.8%
Communications Equipment 1.7%
Nokia Oyj (ADR)                                                                2,263,000             36,524,820
                                                                                                    -----------
Computers & Peripherals 3.7%
Hewlett-Packard Co.                                                            1,716,363             35,700,350
International Business Machines Corp.                                            494,000             45,734,520
                                                                                                    -----------
                                                                                                     81,434,870

IT Consulting & Services 2.8%
Automatic Data Processing, Inc.                                                1,147,200             49,283,712
First Data Corp.                                                                 264,700             10,857,994
                                                                                                    -----------
                                                                                                     60,141,706

Semiconductors & Semiconductor Equipment 6.1%
Applied Materials, Inc.*                                                       1,960,000             34,300,000
Intel Corp.                                                                    2,498,800             59,921,224
Texas Instruments, Inc.                                                        1,458,900             38,617,083
                                                                                                    -----------
                                                                                                    132,838,307

Software 1.5%
Microsoft Corp.                                                                1,338,000             33,690,840
                                                                                                    -----------
Materials 7.0%
Chemicals 2.9%
Air Products & Chemicals, Inc.                                                   716,300             44,854,706
Dow Chemical Co.                                                                 324,900             17,918,235
                                                                                                    -----------
                                                                                                     62,772,941

Containers & Packaging 2.5%
Sonoco Products Co.                                                            1,840,700             53,527,556
                                                                                                    -----------
Metals & Mining 1.6%
Alcoa, Inc.                                                                    1,112,500             35,733,500
                                                                                                    -----------
Telecommunication Services 0.8%
Diversified Telecommunication Services
SBC Communications, Inc.                                                         733,300             17,635,865
                                                                                                    -----------
Utilities 1.2%
Electric Utilities
Progress Energy, Inc.                                                            607,900             26,346,386
                                                                                                    -----------

Total Common Stocks (Cost $1,699,855,376)                                                         2,128,057,368
                                                                                                  -------------
Cash Equivalents 2.9%
Scudder Cash Management QP Trust, 2.49% (a)
(Cost $64,215,732)                                                            64,215,732             64,215,732
                                                                                                    -----------

                                                                                    % of
                                                                                  Net Assets           Value ($)
                                                                                  ----------           ---------

Total Investment Portfolio  (Cost $1,764,071,108)                                  100.6          2,192,273,100
Other Assets and Liabilities, Net                                                   -0.6            -13,998,716
                                                                                                  -------------
Net Assets                                                                         100.0          2,178,274,384
                                                                                                  =============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

ADR: American Depositary Receipt

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Large Cap Value Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               April 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder Large Cap Value Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               April 22, 2005



By:                                 /s/Paul Schubert
                                    -----------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               April 22, 2005